Definition of Terms in Portfolio Name	Oct. 29, 2026
Fund Name Disclosure [Line Items]
Definition of Rule 35d-1 Term in Fund Name [Text Block]	Objectives. The Trust seeks current monthly income, with capital appreciation as a secondary objective.
Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]

Portfolio Selection Process.

The Trust will invest in a diversified portfolio of income-generating Funds. Vest Financial LLC (“Vest”), an affiliate of the Sponsor, will select a portfolio that consists of First Trust ETFs advised by First Trust Advisors L.P., an affiliate of the Trust’s Sponsor.

The Trust seeks to achieve its investment objective by investing in two sleeves of First Trust ETFs: (1) First Trust equity target income ETFs (“Equity Target Income ETFs”) that provide exposure to equity securities and utilize an option strategy consisting of purchasing and writing (selling) call options, including FLexible EXchange Options (“FLEX Options”), on individual stocks and/or an underlying equity ETF or index to generate premium income and (2) First Trust ETFs that seek to generate income through exposure to synthetic autocallable contracts, which involve entering into swap agreements and/or option contracts that seek to deliver a return reflecting the collective performance of a laddered portfolio of synthetic autocallable contracts (either directly or through exposure to an index that tracks the collective performance of such a portfolio). A synthetic autocallable contract is a theoretically created financial instrument designed to replicate the defined return characteristics of an autocallable yield note. An autocallable yield note is a debt obligation linked to the performance of one or more underlying assets, such as broad-based U.S. equity indices or exchange-traded funds that seek to track the performance of such an index, that generates income when certain specified market conditions are met on recurring observation dates. Autocallable yield notes are typically structured such that both the income generated and the portion of the principal investment returned to an investor upon maturity are contingent on the performance of the underlying reference asset(s). For example, a coupon payment will not be made for a given observation date if the value of the underlying reference asset(s) is below a specified level on that observation date. In addition, the full amount of an investor’s principal investment will not be returned if the autocallable yield note is not called before maturity and the value of the underlying reference asset(s) at maturity is below a specified level.

Each group will represent approximately 50% of the Trust’s portfolio on the date of selection. Within the Equity Target Income ETFs sleeve, approximately 30% of the portfolio will be allocated to broad or core equity strategies and approximately 20% to of the portfolio will be allocated to thematic equity strategies.

The Trust will invest in ETFs that meet the Trust’s liquidity requirements that, in the opinion of the Sponsor, have the best prospects to meet the Trust’s investment objective. To be included in the Trust’s portfolio, each ETF must have a minimum market capitalization of $50,000,000. The Trust intends only to acquire shares of ETFs in the secondary market and will not engage in any principal transactions with the ETFs. Eligible ETFs within each sleeve will be weighted using a Risk-Adjusted Income Score, calculated as the ETF’s 12-month distribution rate divided by its long-term annualized volatility, with the resulting scores normalized within each sleeve. For an ETF with an operating history of at least 12 months, long-term annualized volatility is the ETF's trailing annualized volatility measured since the ETF's inception. For an ETF with an operating history of fewer than 12 months as of the date the Risk-Adjusted Income Score is calculated, long-term annualized volatility is the annualized volatility of a back-tested proxy for the ETF constructed to be reflective of the ETF’s hypothetical performance. This rules-based approach is intended to favor strategies that provide higher income per unit of realized risk while maintaining the Trust’s strategic sleeve allocations.

In connection with the Trust’s investments in ETFs advised by First Trust Advisors L.P., an affiliate of the Trust’s Sponsor, First Trust Advisors L.P. will receive advisory fees from the underlying ETFs which it would not otherwise receive if the Trust invested solely in ETFs advised by unaffiliated third-parties. This may provide an incentive for the Sponsor to select ETFs advised by First Trust Advisors L.P. over ETFs advised by unaffiliated third-parties. The Sponsor may invest in an affiliated ETF even in circumstances where an unaffiliated ETF may have lower fees or better performance over certain time periods. However, the Sponsor selected what it considered to be the best suited ETFs to achieve the Trust’s investment objectives even though there may be other ETFs, including those advised by unaffiliated third-parties, that provide similar results.

While not a part of the Trust’s portfolio selection process, the Trust has exposure to dividend-paying securities and large capitalization companies through the Trust’s investments in the Funds.

As with any similar investments, there can be no guarantee that the objectives of the Trust will be achieved. See “Risk Factors” for a discussion of the risks of investing in the Trust.